Share capital - Restricted share units Outstanding (Details) - RSUs - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Number Of Outstanding Share Option	649,473	507,849
Restricted share unit Exercise Price Range One [Member]
Disclosure of classes of share capital [line items]
Options Outstanding Exercise Price	$ 3.42
Options Outstanding Weighted Average Contractual Life	9 years 4 months 13 days
Number Of Outstanding Share Option	649,473